Capital Stock and Changes in Capital Accounts (Narrative Incentive Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	9,144,759
Compensation cost on restricted stock	$ 9,605	$ 10,012	$ 9,938
Unrecognized cost for unvested restricted shares	$ 5,749	$ 11,674
Total compensation cost not yet recognized, Period for recognition	1 year 5 months 12 days